APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Acadian Emerging Markets Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 67,559,289.71
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 46,050,748.00
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 46,050,748.00
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 21,508,541.71
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 1,978.79

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 1,978.79



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

AIG Money Market Fund

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 112,313,883,527.38
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 112,888,684,349.55
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 112,888,684,349.55
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:  $ 574,800,822.17
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley Drive
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Cooke & Bieler Large Cap Value Fund
Cooke & Bieler Mid Cap Value Fund
Cooke & Bieler Tax Managed Value Fund

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 114,483,532.63
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 50,067,200.16
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 50,067,200.16
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 64,416,332.47
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 5,926.30

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 5,926.30



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Commerce Government Money Market Fund

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 257,871,975.66
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 103,704,787.47
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 103,704,787.47
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 154,167,188.19
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 14,183.38

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 14,183.38



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1.  Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

CRA Real Estate Securities Fund


3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
	 October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 34,806,979.48
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 14,351,397.75
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 14,351,397.75
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 20,455,581.73
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 1,881.91

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 1,881.91

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	 Jennifer E. Spratley, Controller & Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

FMA Small Company Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 180,557,144.56
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 178,162,534.72
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 178,162,534.72
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 2,394,609.84
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 220.30

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 220.30



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1.  Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

FMC Select Fund
FMC Strategic Value Fund


3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33- 42484

4(a). Last day of fiscal year for which this Form is filed:
	October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]







<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $  60,976,794.37

(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 9,052,633.26

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 0

(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]: $  9,052,633.26

(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 51,924,161.11

(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $ 0

(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092

(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 4,777.02

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=  +  $ 4,777.02


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	  Jennifer E. Spratley, Controller & Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1.  Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley Drive
Oaks, PA 19456

2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

HGK Equity Value Fund


3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]







<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 1,988,649.30

(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 422,194.41

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 6,639,991.43

(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]: $  7,062,185.84

(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 0

(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $ 5,073,536.84

(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092

(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $  0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $  0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	  Jennifer E. Spratley, Controller & Chief Financial Officer

Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

ICM Small Company Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 367,392,223.00
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 220,538,845.26
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 220,538,845.26
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 146,853,377.74
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 13,510.51

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 13,510.51



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Independence Small Cap Value Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 8,130,962.52
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 2,310,035.19
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 2,310,035.19
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 5,820,927.33
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 535.53

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 535.53



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley Drive
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Japan Small Companies Fund

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 484,788.89
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 51,197.75
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 51,197.75
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 433,591.14
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 39.89

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 39.89



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1.  Name and address of issuer:
The Advisors' Inner Circle Fund
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

LSV Equity Value Fund


3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
 October 31, 2002


4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]







<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 31,468,551.21

(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 7,016,799.78

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 0

(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 7,016,799.78

(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $ 24,451,751.43

(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $ 0

(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092

(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 2,249.56

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 2,249.56

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Controller & Chief Financial Officer

        Date:  January 30,2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

McKee International Equity Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 12,299,971.87
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 9,656,730.87
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 9,656,730.87
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 2,643,241.00
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 243.18

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 243.18



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

	Rice Hall James Small Cap Portfolio
	Rice Hall James Small/Mid Cap Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 120,290,859.65
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 54,659,279.20
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 54,659,279.20
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 65,631,580.45
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 6,038.11

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 6,038.11



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

	Sirach Bond Portfolio
	Sirach Equity Portfolio
	Sirach Growth Portfolio
	Sirach Special Equity Portfolio
	Sirach Strategic Balanced Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 82,356,650.61
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 149,883,759.35
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 149,883,759.35
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 67,527,108.74
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley Drive
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Sterling Capital Balanced Fund
Sterling Capital Small Cap Value Fund

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 162,335,221.79
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 74,732,116.62
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 74,732,116.62
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 87,603,105.17
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 8,059.49

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 8,059.49



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Synovus Large Cap Core Equity
Synovus Mid Cap Value
Synovus Intermediate Term Bond
Synovus Georgia Municipal Bond

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 221,798,377.43
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 90,728,049.51
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 90,728,049.51
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 131,070,327.92
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 12,058.47

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 12,058.47



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Controller

        Date:  January 30, 2002

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Toews S&P 500 Hedged Index Fund
Toews Nasdaq 100 hedged Index Fund

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 44,440,299.65
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 2,916,481.79
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 2,916,481.79
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 41,523,817.86
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 3,820.19

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 3,820.19



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003

APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
The Advisors' Inner Circle Funds
One Freedom Valley
Oaks, PA  19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

	TS&W Equity Portfolio
	TS&W Fixed Income Portfolio
	TS&W International Equity Portfolio

3. Investment Company Act File Number:  811- 6400

    Securities Act File Number:  33 -42484

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]








<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 18,836,279.72
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 35,618,901.57
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$  0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 35,618,901.57
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]: $ 16,782,621.85
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000092
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 0

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 0



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Jennifer E. Spratley

	   Jennifer E. Spratley, Chief Financial Officer

        Date:  January 30, 2003